CrossingBridge Low Duration High Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 62.0%		Par		Value
Accommodation and Food Services - 4.2%
GrubHub Holdings, Inc., 5.50%, 07/01/2027 (a)		25,771,000		$25,035,442
Papa John's International, Inc., 3.88%, 09/15/2029 (a)		6,552,000		6,385,041
Sizzling Platter LLC, 8.50%, 11/28/2025 (a)		32,300,000		32,315,710
				63,736,193

Administrative and Support and Waste Management and Remediation Services - 1.7%
Fair Isaac Corp., 5.25%, 05/15/2026 (a)		10,075,000		10,088,249
Uber Technologies, Inc., 6.25%, 01/15/2028 (a)		15,915,000		16,000,925
				26,089,174

Arts, Entertainment, and Recreation - 0.4%
CCM Merger, Inc., 6.38%, 05/01/2026 (a)		5,628,000		5,645,903

Communications - 0.5%
Gentoo Media PLC
9.25% (3 mo. EURIBOR + 7.25%), 12/18/2026	EUR	3,510,000		4,248,307
9.42% (3 Month Stockholm Interbank Offered Rates + 7.25%), 12/18/2026	SEK	28,175,000		3,048,775
				7,297,082

Construction - 0.5%
Five Point Operating Co. LP, 10.50%, 01/15/2028 (a)(b)		4,776,361		4,862,665
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)		2,849,000		2,854,023
				7,716,688

Consumer Discretionary - 1.6%
Aider Konsern AS, 8.79% (Norway Interbank Offered Rate Fixing 3 Month + 4.15%), 09/05/2028	NOK	26,550,000		2,699,937
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (a)		1,192,887		1,194,736
OP Holdco GmbH, 8.47% (3 mo. EURIBOR + 6.50%), 06/05/2029 (a)	EUR	16,900,000		19,322,633
View Ledger AS, 9.09% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 01/31/2029	NOK	9,500,000		966,079
				24,183,385

Energy - 1.9%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		17,250,000		17,591,725
Golar LNG Ltd., 7.00%, 10/20/2025 (a)		10,290,000		10,331,803
				27,923,528

Finance and Insurance - 7.4%
BGC Group, Inc.
4.38%, 12/15/2025		20,722,000		20,661,581
6.15%, 04/02/2030 (a)		6,707,000		6,801,466
Boras V-tyget 1 AB, 8.05% (3 Month Stockholm Interbank Offered Rates + 5.75%), 04/29/2027	SEK	165,900,000		17,886,036
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)		12,391,000		11,132,750
General Motors Financial Co., Inc., 6.05%, 10/10/2025		3,779,000		3,791,563
Goldcup 100865 AB, 7.83% (3 Month Stockholm Interbank Offered Rates + 5.50%), 07/11/2028	SEK	6,250,000		670,523
Icahn Enterprises LP, 5.25%, 05/15/2027		19,652,000		19,055,691
Mutares SE & Co. KGaA, 10.48% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	2,000,000		2,401,142
Novedo Holding AB, 9.16% (3 Month Stockholm Interbank Offered Rates + 7.00%), 09/23/2027	SEK	56,250,000		5,915,796
Prime Security Services Borrower LLC, 5.75%, 04/15/2026 (a)		12,840,000		12,919,135
Qflow Group AB, 7.65% (3 Month Stockholm Interbank Offered Rates + 5.50%), 09/25/2028	SEK	27,500,000		2,929,620
Stockwik Forvaltning AB, 10.16% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	65,000,000		7,016,378
				111,181,681

Health Care and Social Assistance - 2.4%
Formycon AG, 8.94% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	12,188,000		14,428,681
HCA, Inc., 5.25%, 06/15/2026		4,933,000		4,940,180
Magle Chemoswed Holding AB, 8.63% (3 Month Stockholm Interbank Offered Rates + 6.50%), 07/04/2028	SEK	117,500,000		12,046,951
Orexo AB, 8.66% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	47,500,000		4,744,527
				36,160,339

Industrials - 3.2%
Beelux Sarl, 8.48% (3 mo. EURIBOR + 6.50%), 03/14/2028 (b)	EUR	11,900,000		13,632,160
Booster Precision Components GmbH, 11.04% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	1,871,000		2,085,330
Mangrove Luxco III Sarl, 7.28% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	20,826,000		24,798,877
Seapeak LLC, 9.79% (Norway Interbank Offered Rate Fixing 3 Month + 5.15%), 09/02/2025	NOK	25,000,000		2,499,733
Stolt-Nielsen Ltd., 7.52% (Norway Interbank Offered Rate Fixing 3 Month + 3.15%), 09/26/2028 (a)	NOK	13,500,000		1,382,058
Twma Finance AS, 13.00%, 02/08/2027		3,369,000		3,503,760
				47,901,918

Information - 11.5%
Azerion Group NV, 8.69% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	17,561,000		20,634,325
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	21,879,529		2,261,552
12.00%, 03/19/2028	SEK	77,770,274		7,942,746
Consolidated Communications, Inc.
5.00%, 10/01/2028 (a)		11,904,000		12,037,149
6.50%, 10/01/2028 (a)		47,972,000		48,933,956
GCI LLC, 4.75%, 10/15/2028 (a)		14,741,000		14,261,734
Go North Group AB
0.00%, 02/09/2026 (c)(d)	SEK	1,338,933		3,313
10.15% (SOFR + 5.76%), 02/09/2026		7,610,942		4,186,018
15.00%, 02/09/2026		2,950,951		118,038
15.00% (or 15.00% PIK) (3 Month STIBOR + 10.00%), 02/09/2027	SEK	14,445,312		87,793
15.00%, 02/02/2028 (c)(e)	SEK	5,884,691		0
Impala BondCo PLC, 12.00% (3 Month STIBOR + 9.00%), 10/30/2027	SEK	13,491,397		891,260
Sprint LLC, 7.63%, 03/01/2026		25,800,000		26,049,100
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)		28,285,000		28,290,535
Warnermedia Holdings, Inc., 3.76%, 03/15/2027		8,026,000		7,660,590
				173,358,109

Management of Companies and Enterprises - 2.0%
International Game Technology PLC, 4.13%, 04/15/2026 (a)		8,884,000		8,884,787
Welltec International ApS, 8.25%, 10/15/2026 (a)		20,471,000		20,476,513
				29,361,300

Manufacturing - 10.3%
AbbVie, Inc., 2.95%, 11/21/2026		8,400,000		8,263,133
Amgen, Inc., 5.51%, 03/02/2026		2,700,000		2,700,409
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		17,087,000		10,081,330
Dana, Inc., 5.63%, 06/15/2028		4,287,000		4,314,972
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025		17,994,000		18,033,048
Gilead Sciences, Inc., 3.65%, 03/01/2026		8,847,000		8,803,933
HMH Holding BV/Amsterdam, 9.88%, 11/16/2026 (b)		14,906,000		15,387,340
Jabil, Inc., 1.70%, 04/15/2026		10,567,000		10,319,382
Microchip Technology, Inc., 5.05%, 02/15/2030		11,462,000		11,631,274
Neptune Bidco AS, 11.11% (Norway Interbank Offered Rate Fixing 3 Month + 6.75%), 06/28/2028	NOK	55,000,000		4,692,740
Prosomnus Sleep Technologies, Inc., 8.00%, 12/31/2026 (c)		6,973,349		5,247,445
Secop Group Holding GmbH, 10.38% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	2,561,000		3,084,602
Sherwin-Williams Co., 3.95%, 01/15/2026		8,847,000		8,817,024
Sonoco Products Co., 4.45%, 09/01/2026		6,466,000		6,460,894
Stanley Black & Decker, Inc., 3.40%, 03/01/2026		11,287,000		11,191,094
Triumph Group, Inc., 9.00%, 03/15/2028 (a)		15,275,000		15,972,166
Trulieve Cannabis Corp., 8.00%, 10/06/2026		5,218,000		5,120,267
Western Digital Corp., 4.75%, 02/15/2026		5,228,000		5,219,956
				155,341,009

Mining, Quarrying, and Oil and Gas Extraction - 0.1%
Tacora Resources, Inc., 13.00%, 12/31/2025 (a)(c)		3,892,693		778,539

Other Services (except Public Administration) - 1.5%
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)		22,046,000		21,982,439

Professional, Scientific, and Technical Services - 6.1%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)		8,397,000		8,149,692
Gen Digital, Inc., 6.75%, 09/30/2027 (a)		11,720,000		11,935,718
Getty Images, Inc.
9.75%, 03/01/2027 (a)		13,369,000		13,112,445
11.25%, 02/21/2030 (a)		17,976,000		17,856,819
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027 (a)		17,644,000		17,638,555
Infor LLC, 1.75%, 07/15/2025 (a)		6,332,000		6,323,314
Oracle Corp., 2.65%, 07/15/2026		13,049,000		12,817,295
VMware LLC, 1.40%, 08/15/2026		4,061,000		3,928,627
				91,762,465

Real Estate and Rental and Leasing - 0.8%
Williams Scotsman, Inc., 4.63%, 08/15/2028 (a)		12,934,000		12,714,463

Technology - 1.4%
Hawk Infinity Software AS, 11.10% (Norway Interbank Offered Rate Fixing 3 Month + 6.50%), 10/15/2029 (a)	NOK	71,900,000		7,219,556
Verve Group SE, 5.94% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	11,312,000		13,258,384
				20,477,940

Transportation and Warehousing - 1.9%
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)		11,882,000		11,995,798
XPO, Inc., 6.25%, 06/01/2028 (a)		16,727,000		17,004,780
				29,000,578

Utilities - 0.9%
ONEOK, Inc., 4.25%, 09/24/2027		13,261,000		13,243,323

Wholesale Trade - 1.7%
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)		20,955,000		20,928,840
TD Synnex Corp., 1.75%, 08/09/2026		5,186,000		5,018,447
				25,947,287
TOTAL CORPORATE BONDS (Cost $933,044,202)				931,803,343

BANK LOANS - 12.2%		Par		Value
Communications - 3.6%
Cengage Learning, Inc., First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 07/14/2026		6,191,293		6,213,334
CMG Media Corp., First Lien, 7.90% (3 mo. Term SOFR + 3.50%), 06/18/2029		36,223,275		35,199,424
Magnite, Inc., 7.33% (1 mo. Term SOFR + 3.00%), 02/06/2031		12,508,306		12,563,030
				53,975,788

Consumer Discretionary - 1.6%
Bally's Corp., First Lien, 7.78% (3 mo. Term SOFR + 3.25%), 10/02/2028		12,400,000		11,005,000
Elevate Textiles, Inc., 12.95% (3 mo. Term SOFR + 8.65%), 09/30/2027		8,651,895		8,680,706
Everi Holdings, Inc., First Lien, 6.94% (1 mo. Term SOFR + 2.50%), 08/03/2028		5,247,000		5,260,878
				24,946,584

Finance and Insurance - 1.6%
Fiserv Investment T/L B, 8.32% (3 mo. Term SOFR + 4.00%), 02/18/2027		24,098,871		23,888,006

Manufacturing - 0.8%
K&N Parent, Inc., 12.44% (3 mo. Term SOFR + 8.00%), 02/03/2027		11,912,286		11,852,725

Materials - 0.2%
Tosca Services LLC, 9.82% (1 mo. Term SOFR + 5.50%), 11/30/2025		3,039,082		3,096,065

Real Estate and Rental and Leasing - 1.8%
Chicago Atlantic Real Estate Finance Term Loan, 9.00%, 10/17/2028		25,349,000		24,968,765
Micromont, 8.00%, 11/15/2026		1,555,205		1,555,205
				26,523,970

Retail Trade - 0.9%
The Container Store, Inc., 9.26% (6 mo. Term SOFR + 5.00%), 07/30/2029		4,921,365		2,706,751
The Container Store, Inc. Exit Loan, 10.83% (1 mo. Term SOFR + 5.50%), 04/30/2029		11,651,239		10,952,164
				13,658,915

Technology - 1.0%
Dun & Bradstreet Corp., First Lien, 6.57% (1 mo. Term SOFR + 2.25%), 01/18/2029		15,508,887		15,514,702

Utilities - 0.7%
Solaris Energy Infrastructure, 10.30% (3 mo. Term SOFR + 6.00%), 09/11/2029		10,351,000		10,532,143
TOTAL BANK LOANS (Cost $184,908,880)				183,988,898

ASSET-BACKED SECURITIES - 4.7%		Par		Value
Consumer Discretionary - 0.4%
United Airlines, Inc., Series A, 4.00%, 04/11/2026		6,845,027		6,787,344

Finance and Insurance - 2.1%
Alterna Funding LLC, Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)		1,946,092		1,965,612
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		21,124,120		19,698,453
RAM LLC
Series 2024-1, Class A, 6.67%, 02/15/2039 (a)		2,256,972		2,263,793
Series 2025-1, Class A, 5.45%, 05/15/2040 (a)		8,026,017		8,056,415
				31,984,273

Rental & Leasing Services - 0.7%
Hertz Corp., Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)		10,076,000		10,124,321

Transportation and Warehousing - 1.5%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026		22,905,937		22,447,818
TOTAL ASSET-BACKED SECURITIES (Cost $70,385,164)				71,343,756

MORTGAGE-BACKED SECURITIES - 4.4%		Par		Value
Finance and Insurance - 4.4%
Banc of America Re-Remic Trust, Series 2022-DKLX, Class C, 6.46% (1 mo. Term SOFR + 2.15%), 01/15/2039 (a)		3,390,015		3,362,277
BX Trust
Series 2021-SOAR, Class A, 5.10% (1 mo. Term SOFR + 0.78%), 06/15/2038 (a)		1,884,986		1,884,772
Series 2021-SOAR, Class B, 5.30% (1 mo. Term SOFR + 0.98%), 06/15/2038 (a)		6,080,177		6,082,924
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036 (a)		5,435,126		5,415,262
Series 2021-VOLT, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)		4,553,492		4,534,269
Series 2024-BIO, Class A, 5.95% (1 mo. Term SOFR + 1.64%), 02/15/2041 (a)		4,170,000		4,175,625
Series 2024-KING, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 05/15/2034 (a)		12,296,124		12,312,679
Series 2024-KING, Class B, 6.05% (1 mo. Term SOFR + 1.74%), 05/15/2034 (a)		2,674,787		2,677,203
Series 2025-LUNR, Class A, 5.81% (1 mo. Term SOFR + 1.50%), 06/15/2040 (a)		22,350,000		22,412,942
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 5.48% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)		3,494,963		3,496,695
TOTAL MORTGAGE-BACKED SECURITIES (Cost $66,010,164)				66,354,648

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 2.2%		Shares		Value
Alpha Partners Technology Merger Corp. Founder Shares (f)		9,341		1,590
Charlton Aria Acquisition Corp. - Class A (f)		115,000		1,182,200
Columbus Acquisition Corp. (f)		118,214		1,196,326
Copley Acquisition Corp. (f)		91,000		919,555
Dynamix Corp. (f)		597,831		6,091,898
IB Acquisition Corp. (f)		90,715		948,879
Kochav Defense Acquisition Corp. (f)		275,000		2,798,125
Maywood Acquisition Corp. - Class A (f)		350,000		3,545,500
Mercer Park Opportunities Corp. (f)		817,200		8,417,160
Quartzsea Acquisition Corp. (f)		130,000		1,306,500
Range Capital Acquisition Corp. (f)		285,700		2,936,996
Translational Development Acquisition Corp. (f)		348,716		3,591,775
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $31,878,776)				32,936,504

CONVERTIBLE BONDS - 0.7%		Par		Value
Accommodation and Food Services - 0.2%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026		3,150,000		2,953,125

Information - 0.3%
Go North Group AB, 0.00%, 12/31/2050 (c)(d)	SEK	39,553,628		0
Leafly Holdings, Inc., 8.00%, 07/01/2025 (c)		6,339,000		5,388,150
				5,388,150

Manufacturing - 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028		3,423,000		2,723,652
TOTAL CONVERTIBLE BONDS (Cost $12,075,339)				11,064,927

PREFERRED STOCKS - 0.3%		Shares		Value
Administrative and Support and Waste Management and Remediation Services - 0.3%
SWK Holdings Corp., 9.00%, 01/31/2027		152,467		3,880,285
TOTAL PREFERRED STOCKS (Cost $3,811,675)				3,880,285

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.3%		Shares		Value
Real Estate and Rental and Leasing - 0.3%
Gladstone Land Corp., Series D, 5.00%, 01/31/2026		150,534		3,727,222
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $3,603,551)				3,727,222

MUNICIPAL BONDS - 0.1%		Par		Value
New York - 0.1%
New York State Dormitory Authority, 5.95%, 05/01/2035 (Obligor: Pace University) (g)		2,005,000		2,005,000
TOTAL MUNICIPAL BONDS (Cost $2,005,000)				2,005,000

COMMON STOCKS - 0.1%		Shares		Value
Manufacturing - 0.1%
Cannabist Co. Holdings, Inc. (c)(f)		4,027,595		0
Cannabist Co. Holdings, Inc. (c)(f)		4,027,595		0
Diebold Nixdorf, Inc. (f)		0	(h)	0 (h)
Prosomnus Equity (c)(f)(i)		996,799		1,200,744
				1,200,744

Retail Trade - 0.0%(j)
The Container Store, Inc. (f)		217,314		54,329
TOTAL COMMON STOCKS (Cost $930,019)				1,255,073

RIGHTS - 0.0%(j)		Shares		Value
Finance and Insurance - 0.0%(j)
Charlton Aria Acquisition Corp., Expires 12/31/2026, Exercise Price $10.00 (f)		115,000		21,275

Manufacturing - 0.0%(j)
Columbus Acquisition Corp., Expires 09/30/2025, Exercise Price $0.00 (f)		150,000		37,950
TOTAL RIGHTS (Cost $41,302)				59,225

WARRANTS - 0.0%(j)		Contracts		Value
Information - 0.0%(j)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (f)		36,943		417
TOTAL WARRANTS (Cost $0)				417

SHORT-TERM INVESTMENTS - 17.3%				Value
Commercial Paper - 9.4%		Par
Accommodation and Food Services — 0.7%
The Campbells Company, 4.80%, 08/13/2025 (k)		9,911,000		9,854,499

Health Care and Social Assistance — 1.8%
CVS Health Corp., 4.23%, 07/08/2025 (k)		27,617,000		27,587,207

Management of Companies and Enterprises — 1.1%
Jabil, Inc., 4.46%, 07/09/2025 (k)		16,859,000		16,837,606

Manufacturing — 1.9%
Fortune Brands Innovations, Inc., 4.72%, 07/09/2025 (k)		18,020,000		17,999,317
Fortune Brands Innovations, Inc., 4.76%, 07/17/2025 (k)		10,812,000		10,788,435

Real Estate and Rental and Leasing — 2.0%
Crown Castle International Corp., 5.12%, 07/22/2025 (k)		30,043,000		29,951,152

Wholesale Trade — 1.9%
Genuine Parts Company, 4.69%, 07/09/2025 (k)		28,832,000		28,798,835
Total Commercial Paper (Cost $141,834,599)				141,817,051

Money Market Funds - 7.5%		Shares
First American Government Obligations Fund - Class X, 4.23% (l)		31,195,489		31,195,489
First American Treasury Obligations Fund - Class X, 4.22% (l)		80,950,652		80,950,652
Total Money Market Funds (Cost $112,146,141)				112,146,141

U.S. Treasury Bills - 0.4%		Par
4.17%, 10/02/2025 (k) Total U.S. Treasury Bills (Cost $5,205,646)		5,260,000		5,202,664
TOTAL SHORT-TERM INVESTMENTS (Cost $259,186,386)				259,165,856

TOTAL INVESTMENTS - 104.3% (Cost $1,567,880,458)				1,567,585,154
Liabilities in Excess of Other Assets - (4.3)%				(64,296,737)
TOTAL NET ASSETS - 100.0%				$1,503,288,417
two				–%
Percentages are stated as a percent of net assets.				–%

Par amount is in USD unless otherwise indicated.

EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate STIBOR – Stockholm Interbank Offered Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $604,491,963 or 40.2% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $12,618,191 or 0.8% of net assets as of June 30, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security is currently in default.
(f)	Non-income producing security.
(g)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(h)	Rounds to zero.
(i)	Privately held.
(j)	Represents less than 0.05% of net assets
(k) (l)	The rate shown is the annualized effective yield as of June 30, 2025. The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

CrossingBridge Low Duration High Income Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2025	SEK	6,100,000	USD	636,252	$9,172
U.S. Bancorp Investments, Inc.	07/15/2025	USD	93,266,784	EUR	83,520,000	(5,219,465)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	18,242,681	NOK	190,304,000	(639,576)
U.S. Bancorp Investments, Inc.	07/15/2025	USD	49,838,677	SEK	486,575,000	(1,644,412)
Net Unrealized Appreciation (Depreciation)						$(7,494,281)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

CrossingBridge Low Duration High Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1		Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	–		925,774,047	6,029,296	931,803,343
Bank Loans	–		183,988,898	–	183,988,898
Asset-Backed Securities	–		71,343,756	–	71,343,756
Mortgage-Backed Securities	–		66,354,648	–	66,354,648
Special Purpose Acquisition Companies (SPACs)	22,649,320		10,287,184	–	32,936,504
Convertible Bonds	–		5,676,777	5,388,150	11,064,927
Preferred Stocks	3,880,285		–	–	3,880,285
Real Estate Investment Trusts - Preferred	3,727,222		–	–	3,727,222
Municipal Bonds	–		2,005,000	–	2,005,000
Common Stocks	0	(a)	54,329	1,200,744	1,255,073
Rights	37,950		21,275	–	59,225
Warrants	–		417	–	417
Commercial Paper	–		141,817,051	–	141,817,051
Money Market Funds	112,146,141		–	–	112,146,141
U.S. Treasury Bills	–		5,202,664	–	5,202,664
Total Investments	142,440,918		1,412,526,046	12,618,190	1,567,585,154

Other Financial Instruments:
Forwards*	–		9,172	–	9,172
Total Other Financial Instruments	–		9,172	–	9,172

Liabilities:
Other Financial Instruments:
Forwards*	–		(7,503,453)	–	(7,503,453)
Total Other Financial Instruments	–		(7,503,453)	–	(7,503,453)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Rounds to zero.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Income Fund	Corporate Bonds	Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks	Warrants
Beginning Balance - October 1, 2024	$5,858,973	$9,021,214	$0	$6,158,250	$1,544,767	$0
Purchases	645,315	-	-	-	-	-
Sales	-	(7,466,009)	-	(906,000)	(328,733)	(0)
Realized gains	-	-	-	-	175,834	-
Realized losses	-	-	(76)	-	-	-
Accretion of discount/(amortization of premium)	177,080	-	-	-	-	-
Change in unrealized appreciation/(depreciation)	(655,385)	-	76	135,900	(191,124)	-
Transfer in/(out) of Level 3	3,313	(1,555,205)	-	-	-	-
Ending Balance - June 30, 2025	$6,029,296	$-	$-	$5,388,150	$1,200,744	$-

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2025, includes the following:

	Corporate Bonds	Convertible Bonds
	$(655,385)	$135,900

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
	discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

CrossingBridge Low Duration High Income Fund

Descriptions	Fair Value June 30, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Corporate Bonds	$6,029,296	Market Approach	Yield to maturity	20.80%	20.80%	Decrease
			Implied coupon rate	0%	0	Increase
			Recoverable value	$20	$20	Increase
			Transaction price	N/A	N/A	Increase
Convertible Bonds	$5,388,150	Market Approach	Yield to maturity	61.80%	61.80%	Decrease
			Transaction price	N/A	N/A	Increase
Common Stocks	$1,200,744	Market Approach	Enterprise Value	$1.42	$1.42	Increase
			Discount	15.00%	15.00%	Decrease
			Transaction price	N/A	N/A	Increase